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February 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 28, 2011, to the Prospectus and Statement of Additional Information, each dated January 28, 2011, for BlackRock Floating Rate Income Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated January 28, 2011 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8681.

Very truly yours,

/s/ Jack D. Cohen
Jack D. Cohen

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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